Summary of Significant Accounting Policies (Details)	8 Months Ended
	Sep. 30, 2024	Jun. 15, 2024
Summary of Significant Accounting Policies [Abstract]
Lease terms	1 year	39 months 15 days
Income tax percentage	50.00%